SCHEDULE OF INCOME BEFORE TAXES ON DOMESTIC AND FOREIGN (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic					$ 3,785,000,000	$ 5,557,000,000
Foreign					(103,000,000)	(144,000,000)
Loss before taxes	$ 995,000	$ 724,000	$ 2,260,000	$ 2,880,000	$ 3,682,000	$ 5,413,000